Brumadinho dam failure - Framework Agreements (Details) - Social and economic compensation and environmental remediation and compensation R$ in Millions, $ in Millions					6 Months Ended
	May 15, 2020 BRL (R$)	May 15, 2020 USD ($)	Apr. 01, 2020 BRL (R$)	Apr. 01, 2020 USD ($)	Jun. 30, 2020 BRL (R$)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Changes in the provision of environmental and social agreements
Judicial deposits released	R$ 1,000	$ 183	R$ 500	$ 92
Balance at beginning of the period						$ 2,983
Provision						21	$ 3,699
Payments						(534)	(206)
Present value valuation						12	24
Translation adjustment						(759)	11
Balance at end of the period						1,723	$ 3,528
Current liabilities								$ 1,013	$ 1,568
Non-current liabilities								710	$ 1,415
Payments related to provision					R$ 1,263	260
Realization of judicial deposits					1,500	$ 274
Minimum
Changes in the provision of environmental and social agreements
Estimated financial effect of contingent liabilities					4,000			730
Maximum
Changes in the provision of environmental and social agreements
Estimated financial effect of contingent liabilities					R$ 8,000			$ 1,500